October 28, 2016

O’SHAUGHNESSY ALL CAP CORE FUND
Class I – OFAIX

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Class I – OFDIX

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Class I – OFMIX

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
Class I – OFVIX

O’SHAUGHNESSY SMALL CAP VALUE FUND
Class I – OFSIX

(each, a “Fund,” collectively, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Supplement dated October 28, 2016, to the Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated November 28, 2015 (for O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund and O’Shaughnessy Small/Mid Cap Growth Fund), and dated February 24, 2016 (for O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund)
as supplemented on April 7, 2016

Effective November 28, 2016, the minimum investment for each Fund’s Class I shares will decrease from $1 million to $10,000 for all new accounts.  Accordingly, effective November 28, 2016, all references to the Funds’ Class I minimum investment amounts in the Funds’ Summary Prospectuses, Prospectuses and Statements of Additional Information, are updated to reflect the new investment minimum.